Share-based payments - Estimated the fair value of the share options granted (Details)								12 Months Ended
	Dec. 20, 2022 Options Y $ / shares	Aug. 15, 2022 Options Y $ / shares	Dec. 30, 2021 Y Options $ / shares	Nov. 15, 2021 Y Options $ / shares	Jun. 17, 2021 Y Options $ / shares	May 21, 2021 Options Y $ / shares	Mar. 11, 2021 Y Options $ / shares	Dec. 31, 2022 Options	Dec. 31, 2021 Options
Share-based payments
Exercise price | $ / shares	$ 12.46	$ 9.20	$ 14.90	$ 14.96	$ 23.14	$ 22.08	$ 28.16
Expected volatility	71.00%	68.00%	84.00%	84.00%	85.00%	85.00%	84.00%
Expected life of options | Y	6	6	6	6	6	6	6
Risk-free interest rate	2.95%	2.76%	1.69%	1.54%	1.25%	1.34%	1.09%
Number of share options issued | Options	4,000	25,200	105,071	24,500	1,000	555,464	12,000	29,200	698,035